Additional Information - Condensed Financial Statements of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Convertible Redeemable Preferred Shares,Shares Outstanding	569,036,090	569,036,090	569,036,090	569,036,090	569,036,090	393,947,340
Common Stock [Member]
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	930,963,910	930,963,910	930,963,910	930,963,910
Ordinary shares, shares issued	285,428,430	285,428,430	260,000,000	260,000,000
Ordinary shares, shares outstanding	260,000,000	260,000,000	260,000,000	260,000,000
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Convertible Redeemable Preferred Share Issued	100,000,000	100,000,000	100,000,000	100,000,000
Convertible Redeemable Preferred Shares,Shares Outstanding	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.31		¥ 1.32
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 2.93		¥ 1.36
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	116,666,650	116,666,650	116,666,650	116,666,650
Convertible Redeemable Preferred Share Issued	116,666,650	116,666,650	116,666,650	116,666,650
Convertible Redeemable Preferred Shares,Shares Outstanding	116,666,650	116,666,650	116,666,650	116,666,650	116,666,650	116,666,650
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.33		¥ 1.63
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.09		¥ 1.50
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	142,583,330	142,583,330	142,583,330	142,583,330
Convertible Redeemable Preferred Share Issued	142,583,330	142,583,330	142,583,330	142,583,330
Convertible Redeemable Preferred Shares,Shares Outstanding	142,583,330	142,583,330	142,583,330	142,583,330	142,583,330	142,583,330
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.42		¥ 1.95
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.58		¥ 1.94
Series C1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	34,697,360	34,697,360	34,697,360	34,697,360
Convertible Redeemable Preferred Share Issued	34,697,360	34,697,360	34,697,360	34,697,360
Convertible Redeemable Preferred Shares,Shares Outstanding	34,697,360	34,697,360	34,697,360	34,697,360	34,697,360	34,697,360
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.42		¥ 1.93
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.58		¥ 1.94
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	26,912,090	26,912,090	26,912,090	26,912,090
Convertible Redeemable Preferred Share Issued	26,912,090	26,912,090	26,912,090	26,912,090
Convertible Redeemable Preferred Shares,Shares Outstanding	26,912,090	26,912,090	26,912,090	26,912,090	26,912,090	0
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.40		¥ 1.90
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.03		¥ 2.34
Series D Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	128,152,790	128,152,790	128,152,790	128,152,790
Convertible Redeemable Preferred Share Issued	128,152,790	128,152,790	128,152,790	128,152,790
Convertible Redeemable Preferred Shares,Shares Outstanding	128,152,790	128,152,790	128,152,790	128,152,790	128,152,790	0
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.52		¥ 2.49
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.48		¥ 2.79
Series D1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	20,023,870	20,023,870	20,023,870	20,023,870
Convertible Redeemable Preferred Share Issued	20,023,870	20,023,870	20,023,870	20,023,870
Convertible Redeemable Preferred Shares,Shares Outstanding	20,023,870	20,023,870	20,023,870	20,023,870	20,023,870	0
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.51		¥ 2.46
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.48		¥ 2.79
Parent Company [Member] | Common Stock [Member]
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	930,963,910	930,963,910	930,963,910	930,963,910
Ordinary shares, shares issued	285,428,430	285,428,430	260,000,000	260,000,000
Ordinary shares, shares outstanding	260,000,000	260,000,000	260,000,000	260,000,000
Parent Company [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Convertible Redeemable Preferred Share Issued	100,000,000	100,000,000	100,000,000	100,000,000
Convertible Redeemable Preferred Shares,Shares Outstanding	100,000,000	100,000,000	100,000,000	100,000,000
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.31		¥ 1.32
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 2.93		¥ 1.36
Parent Company [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	116,666,650	116,666,650	116,666,650	116,666,650
Convertible Redeemable Preferred Share Issued	116,666,650	116,666,650	116,666,650	116,666,650
Convertible Redeemable Preferred Shares,Shares Outstanding	116,666,650	116,666,650	116,666,650	116,666,650
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.33		¥ 1.63
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.09		¥ 1.50
Parent Company [Member] | Series C Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	142,583,330	142,583,330	142,583,330	142,583,330
Convertible Redeemable Preferred Share Issued	142,583,330	142,583,330	142,583,330	142,583,330
Convertible Redeemable Preferred Shares,Shares Outstanding	142,583,330	142,583,330	142,583,330	142,583,330
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.42		¥ 1.95
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.58		¥ 1.94
Parent Company [Member] | Series C1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	34,697,360	34,697,360	34,697,360	34,697,360
Convertible Redeemable Preferred Share Issued	34,697,360	34,697,360	34,697,360	34,697,360
Convertible Redeemable Preferred Shares,Shares Outstanding	34,697,360	34,697,360	34,697,360	34,697,360
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.42		¥ 1.93
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 3.58		¥ 1.94
Parent Company [Member] | Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	26,912,090	26,912,090	26,912,090	26,912,090
Convertible Redeemable Preferred Share Issued	26,912,090	26,912,090	26,912,090	26,912,090
Convertible Redeemable Preferred Shares,Shares Outstanding	26,912,090	26,912,090	26,912,090	26,912,090
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.40		¥ 1.90
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.03		¥ 2.34
Parent Company [Member] | Series D Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	128,152,790	128,152,790	128,152,790	128,152,790
Convertible Redeemable Preferred Share Issued	128,152,790	128,152,790	128,152,790	128,152,790
Convertible Redeemable Preferred Shares,Shares Outstanding	128,152,790	128,152,790	128,152,790	128,152,790
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.52		¥ 2.49
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.48		¥ 2.79
Parent Company [Member] | Series D1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares	$ 0.0001		$ 0.0001
Convertible Redeemable Preferred Share Authorized	20,023,870	20,023,870	20,023,870	20,023,870
Convertible Redeemable Preferred Share Issued	20,023,870	20,023,870	20,023,870	20,023,870
Convertible Redeemable Preferred Shares,Shares Outstanding	20,023,870	20,023,870	20,023,870	20,023,870
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares		¥ 3.51		¥ 2.46
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares		¥ 4.48		¥ 2.79